Bonds and financing - Parentheticals (Details 2) - BRL (R$) R$ in Thousands			12 Months Ended
	Mar. 03, 2023	Sep. 28, 2022	Dec. 31, 2023
Bonds and financing
Borrowings, interest rate basis	100% of the DI		CDI
Somos Sistemas De Ensino S.A. [Member]
Bonds and financing
Issued simple debentures, not convertible		R$ 250,000
Non-current Bonds with related parties [member] | Somos Sistemas De Ensino S.A. [Member]
Bonds and financing
Borrowings, interest rate basis		100% of the CDI
Borrowings, adjustment to interest rate basis		2.40%
Issued simple debentures, not convertible		R$ 250,000
Borrowings average maturity		36 months